CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Founder CNY (¥)	Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥)	Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥)	2015 and 2018 Share Incentive Plan CNY (¥) shares	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock Class A Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Founder shares	Common Stock Class A Ordinary Shares Conversion of Class A ordinary shares into Class B ordinary shares CNY (¥) shares	Common Stock Class A Ordinary Shares Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Common Stock Class B Ordinary Shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class A ordinary shares into Class B ordinary shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Founder CNY (¥)	Additional Paid-in Capital Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥)	Additional Paid-in Capital Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥)	Additional Paid-in Capital 2015 and 2018 Share Incentive Plan CNY (¥)	(Accumulated Deficit) Retained Earnings CNY (¥)	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	(Accumulated Deficit) Retained Earnings CNY (¥)	(Accumulated Deficit) Retained Earnings Founder CNY (¥)	(Accumulated Deficit) Retained Earnings Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥)	(Accumulated Deficit) Retained Earnings Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥)	(Accumulated Deficit) Retained Earnings 2015 and 2018 Share Incentive Plan CNY (¥)	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Non-Controlling Interest CNY (¥)
Balances at Dec. 31, 2017	¥ (169,208)									¥ 2											¥ 9,679					¥ (160,885)		¥ (18,004)	¥ (169,208)
Balances (in shares) at Dec. 31, 2017 | shares								25,363,636		25,363,636
Net income (loss) attributable to the Company and a non-controlling interest shareholder	65,350																									65,358			65,358						¥ (8)
Surrender and cancellation of Class A ordinary shares	457									¥ (1)											458								457
Surrender and cancellation of Class A ordinary shares (in Shares) | shares										(11,754,546)
Vesting of restricted Class A ordinary shares	188																				188								188
Vesting of restricted Class A ordinary shares (in shares) | shares										2,536,364
Share-based compensation related to Restricted Shares	840																				840								840
Share-based compensation related to Share Incentive Plan						¥ 25,391																			¥ 25,391								¥ 25,391
Share-based compensation related to the share awards			¥ 90,168																			¥ 90,168								¥ 90,168
Share-based compensation related to the share awards (in shares) | shares											4,000,000
Accretion of Series A Preferred Shares	(6,563)																				(6,563)								(6,563)
Issuance of ordinary shares upon the completion of the Initial Public Offering (the "IPO")	633,508									¥ 2											633,506								633,508
Issuance of ordinary shares Initial Public Offering, in shares | shares								34,200,000		34,200,000
Securities converted into Ordinary Shares upon the completion of the Initial Public Offering				¥ 165,095	¥ 274,421							¥ (1)	¥ 1	¥ 2			¥ 1	¥ 6					¥ 165,094	¥ 274,413							¥ 165,095	¥ 274,421
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares								18,181,818				(16,145,454)	18,181,818	33,818,182			16,145,454	101,454,546
Capital injection in a subsidiary from non controlling interest shareholder	3,000																																		3,000
Foreign currency translation adjustment	(11,782)																											(11,782)	(11,782)
Balances at Dec. 31, 2018	1,070,865									¥ 5						¥ 7					1,193,174					(95,527)		(29,786)	1,067,873						2,992
Balances (in shares) at Dec. 31, 2018 | shares								90,200,000	117,600,000	90,200,000						117,600,000
Net income (loss) attributable to the Company and a non-controlling interest shareholder	293,830																									292,170			292,170						1,660
Share-based compensation related to Share Incentive Plan						¥ 43,168																			43,168								43,168
Securities converted into Ordinary Shares upon the completion of the Initial Public Offering															¥ 1				¥ (1)
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares								6,750,000							6,750,000				(6,750,000)
Issuance of ordinary shares for exercised share options	1,741																				1,741								1,741
Issuance of ordinary shares for exercised share options (in shares) | shares						1,494,732		1,494,732		1,494,732
Capital injection in a subsidiary from non controlling interest shareholder	3,000																																		3,000
Purchase of non-controlling interests	(2,196)																				(196)								(196)						(2,000)
Special dividends declared to ordinary shareholders	(46,602)																				(46,602)								(46,602)
Appropriation to statutory reserves																					1,047					(1,047)
Foreign currency translation adjustment	10,641																											10,641	10,641
Balances at Dec. 31, 2019	¥ 1,374,447						¥ (2,405)			¥ 6						¥ 6					1,192,332					195,596	¥ (2,405)	(19,145)	1,368,795					¥ (2,405)	5,652
Balances (in shares) at Dec. 31, 2019 | shares								98,444,732	110,850,000	98,444,732						110,850,000
Accounting Standards Update [Extensible List]	ASU No. 2016-13	ASU No. 2016-13
Net income (loss) attributable to the Company and a non-controlling interest shareholder	¥ 174,446	$ 26,735																								173,324			173,324						1,122
Share-based compensation related to the share awards						¥ 72,203																			¥ 72,203								¥ 72,203
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares								7,295,454							7,295,454				(7,295,454)
Issuance of ordinary shares for exercised share options	8,989																				8,989								8,989
Issuance of ordinary shares for exercised share options (in shares) | shares						2,655,669		2,655,669		2,655,669
Repurchase of shares	(54,600)																			¥ (54,600)									(54,600)
Repurchase of shares (in shares) | shares								(4,232,169)		(4,232,169)										4,232,169
Purchase of non-controlling interests	(1,286)																				1,016								1,016						(2,302)
Dividend to non-controlling interests	(1,236)																																		(1,236)
Appropriation to statutory reserves																					3,464					(3,464)
Foreign currency translation adjustment	(40,239)	(6,167)																										(40,239)	(40,239)
Balances at Dec. 31, 2020	¥ 1,530,319	$ 234,532								¥ 6						¥ 6				¥ (54,600)	¥ 1,278,004					¥ 363,051		¥ (59,384)	¥ 1,527,083						¥ 3,236
Balances (in shares) at Dec. 31, 2020 | shares								104,163,686	103,554,546	104,163,686						103,554,546				4,232,169